SALES OF COMMON STOCK FOR CASH- ALADDIN (Details) - USD ($)	May. 31, 2015	Mar. 31, 2015	Mar. 10, 2015	Feb. 20, 2015	Feb. 02, 2015	Nov. 25, 2014
SALES OF COMMON STOCK FOR CASH- ALADDIN
Aladdin agreed to provide funding						$ 5,000,000
Market Price for common stock						50.00%
Aladdin's beneficial ownership equaling more than of outstanding common stock						9.99%
Shares to be registered for sale to Aladdin pursuant to Equity Purchase Agreement						20,000,000
Delivered put notice to Aladdin for					$ 75,000
Issuance of shares to Aladdin			2,352,942	1,538,462	1,153,847
Delivered second put notice to Aladdin for				$ 100,000
Shares were required to returned for cancellation				198,877
Net issuance of shares to Aladdin				1,339,585
Share issuance represented an estimate number of shares covered by the put				1,538,462
Aladdin owed from the second put		$ 25,000
Received	$ 20,000
Delivered third put notice to Aladdin for			$ 100,000
Additional shares to Aladdin			58,322
Total issuance shares pursuant to the third put			2,411,265
Deducted shares from the share amount required to be returned to us from the second put			58,322
Return shares from the second put share issuance			140,554
Aladdin owes from third put			$ 100,000